Shareholders' Equity - Number of Issued Shares of Common Stock and Common Stock Held (Detail) - shares	Sep. 30, 2021	Mar. 31, 2021
Disclosure of classes of share capital [abstract]
Shares outstanding	1,374,362,102	1,374,040,061
Shares in treasury	3,535,806	3,612,302